EMPLOYEE EQUITY INCENTIVE PLAN (Nonvested Share Activities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EMPLOYEE EQUITY INCENTIVE PLAN [Abstract]
Number of nonvested shares outstanding, beginning balance	56,475,000	77,593,333	136,174,167
Number of nonvested shares outstanding, Granted		16,160,000	14,000,000
Number of nonvested shares outstanding, Forfeited		(1,975,000)	(29,450,000)
Number of nonvested shares outstanding, Vested	(33,920,000)	(35,303,333)	(43,130,834)
Number of nonvested shares outstanding, ending balance	22,555,000	56,475,000	77,593,333
Weighted average grant-date fair value, Nonvested shares outstanding, beginning balance	$ 0.12	$ 0.13	$ 0.11
Weighted average grant-date fair value, Nonvested, Granted		$ 0.10	$ 0.18
Weighted average grant-date fair value, Nonvested, Forfeited		$ 0.09	$ 0.09
Weighted average grant-date fair value, Nonvested, Vested	$ 0.12	$ 0.12	$ 0.11
Weighted average grant-date fair value, Nonvested shares outstanding, ending balance	$ 0.13	$ 0.12	$ 0.13
Intrinsic value of shares vested	$ 4,647,040	$ 3,653,895	$ 7,644,940